Operating Leases - Operating Lease Income (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Leases [Abstract]
Operating lease income	$ 6,101	$ 15,439
Variable lease income	2,749	750
Total operating lease income	$ 8,850	$ 16,189